Shareholder Report, Average Annual Return (Details)		11 Months Ended	12 Months Ended
		May 31, 2025 [2]	May 31, 2026
Capital Group Conservative Equity ETF - CGCV
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Capital Group Conservative Equity ETF (at NAV)
Average Annual Return, Percent	[1]	15.71%	18.17%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent	[3]	19.91%	29.78%

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	The fund began investment operations on June 25, 2024.
[3]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.